Expenses by Nature	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Expenses by Nature
Expenses by Nature

(CAD$ in millions)	2019	2018
Employment-related costs:
Wages and salaries	$1,057	$1,005
Employee benefits and other wage-related costs	280	247
Bonus payments	207	191
Post-employment benefits and pension costs	105	112
	1,649	1,555
Transportation	1,476	1,408
Depreciation and amortization	1,619	1,483
Raw material purchases	974	914
Fuel and energy	881	830
Operating supplies consumed	743	640
Maintenance and repair supplies	742	775
Contractors and consultants	768	738
Overhead costs	277	365
Royalties	343	370
Other operating costs	45	15
	9,517	9,093
Adjusted for:
Capitalized production stripping costs	(680)	(707)
Change in inventory	52	(197)
Total cost of sales, general and administration, exploration and research and innovation expenses	$8,889	$8,189

Approximately 24% (2018 – 26%) of our costs are incurred at our foreign operations where the functional currency is the U.S. dollar.